Fair Value Measurements (Details) (USD $)	3 Months Ended			12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012 Property		Dec. 31, 2011	Dec. 31, 2010 Property	Dec. 31, 2012 Fair value, measurements, recurring		Sep. 28, 2012 Fair value, measurements, recurring		Dec. 31, 2011 Fair value, measurements, recurring	Dec. 31, 2012 Fair value, measurements, recurring Quoted Prices in Active Markets for Identical Assets (Level 1)		Dec. 31, 2011 Fair value, measurements, recurring Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Fair value, measurements, recurring Significant Other Observable Inputs (Level 2)		Dec. 31, 2011 Fair value, measurements, recurring Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 Fair value, measurements, recurring Significant Unobservable Inputs (Level 3)		Dec. 31, 2011 Fair value, measurements, recurring Significant Unobservable Inputs (Level 3)	Dec. 31, 2012 Estimate of fair value Significant Other Observable Inputs (Level 2)	Dec. 31, 2011 Estimate of fair value Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 Estimate of fair value Significant Unobservable Inputs (Level 3)	Dec. 31, 2012 Carrying value	Dec. 31, 2011 Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in real estate assets, net, carrying amount before impairment																									$ 10,300,000
Number of properties impaired (in properties)				2			1
Investment in real estate assets								4,532,000					0			0			4,532,000					4,532,000
Impairment of real estate assets	3,700,000		2,000,000	5,742,000		0	4,500,000
Investment in unconsolidated joint venture (1)								0	[1]	21,200,000	[1]		0	[1]		0	[1]		0	[1]
Impairment of investment in unconsolidated joint venture		(1,200,000)		(1,156,000)	[1]	0	0
Mortgage notes receivable																						86,100,000	85,300,000		73,400,000	76,745,000
Notes payable and line of credit																						1,900,000,000	1,800,000,000		1,800,000,000	1,800,000,000
Liabilities:
Interest rate swaps								$ 2,181,000				$ 3,558,000	$ 0		$ 0	$ 2,181,000		$ 3,558,000	$ 0		$ 0

[1]	The Company sold its interest in its unconsolidated joint venture on September 28, 2012, as discussed in Note 2 to these consolidated financial statements.